Annual Fund Operating Expenses - iShares Core International Aggregate Bond ETF - iShares Core International Aggregate Bond ETF	Mar. 01, 2021	[1]
Operating Expenses:
Management Fees (as a percentage of Assets)	0.08%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	none	[2]
Expenses (as a percentage of Assets)	0.08%

[1]	The expense information in the table has been restated to reflect current fees.
[2]	The amount rounded to 0.00%.